Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Revenues:
Rental revenue	$ 6,328	$ 30,385	$ 24,457	$ 23,410
Mining Royalty and rents	1,857	7,153	7,443	5,999
Revenue - reimbursements	1,327	5,653	5,557	5,237
Total revenues	9,512	43,191	37,457	34,646
Cost of operations:
Depreciation, depletion and amortization	2,095	13,532	8,051	7,378
Operating expenses	994	5,621	4,624	4,609
Environmental remediation recovery	0	0	(1,000)	0
Property taxes	1,089	5,024	4,475	4,443
Management company indirect	475	2,029	1,844	1,647
Corporate expenses (Note 4 Related Party)	855	3,380	3,080	4,388
Total cost of operations	5,508	29,586	21,074	22,465
Total operating profit	4,004	13,605	16,383	12,181
Interest income	0	0	2	0
Interest expense	(306)	(4,323)	(1,561)	(2,014)
Equity in loss of joint ventures	(1,119)	(1,598)	(978)	(145)
Gain on remeasurement of investment in real estate partnership	0	60,196	0	0
Gain (loss) on investment land sold	0	0	6,029	(34)
Income from continuing operations before income taxes	2,579	67,880	19,875	9,988
Provision for income taxes	897	7,329	7,851	3,895
Income from continuing operations	1,682	60,551	12,024	6,093
Gain from discontinued transportation operations, net of taxes	0	0	0	2,179
Net income	1,682	60,551	12,024	8,272
Income attributable to noncontrolling interest	0	18,801	0	0
Net income attributable to the Company	$ 1,682	$ 41,750	$ 12,024	$ 8,272
Basic earnings per common share
Income from continuing operations	$ 0.17	$ 6.07	$ 1.22	$ 0.62
Discontinued operations	0.00	0.00	0.00	0.23
Net income	0.17	4.19	1.22	0.85
Diluted earnings per common share
Income from continuing operations	0.17	6.03	1.22	0.62
Discontinued operations	0.00	0.00	0.00	0.22
Net income	$ 0.17	$ 4.16	$ 1.22	$ 0.84
Number of shares (in thousands) used in computing:
-basic earnings per common share	9,879	9,975	9,846	9,756
-diluted earnings per common share	9,923	10,040	9,890	9,827